Debt and liquidity (Senior Subordinated Notes) (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 30, 2010	Dec. 31, 2017
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate		7.00%
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Notes Issued	$ 200
Subordinated Borrowing, Interest Rate	7.00%